Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	GABELLI NEXTSHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001637520
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 23, 2016
Prospectus Date	rr_ProspectusDate	Nov. 23, 2016